Acquisition and Disposition	12 Months Ended
Dec. 31, 2010
Acquisition and Disposition [Abstract]
ACQUISITION AND DISPOSITION

NOTE 6. ACQUISITIONS AND DIVESTITURES

BioFuels Project

On November 26, 2010, the Company transferred all of its common stock in BioFuels to an irrevocable trust for the benefit of the holders of the Series A Debentures and their respective successors, assigns, heirs and devisees in full and final satisfaction of any obligation the Company might have to the holders of the Series A Debentures, based on the terms of the debenture agreements. The trustee of the trust is Jack C. Myers, Esq. These debentures were secured by GreenHunter Energy’s ownership interest in GreenHunter BioFuels common stock and are otherwise non-recourse to GreenHunter Energy. See Note 5 — Discontinued Operations for additional information.

Port Sutton Acquisition and Divestiture

During April 2009, the Company determined we were unable to make the final lease option extension and as a result we abandoned the project and recorded an asset impairment to remove the lease option deposits of $1.5 million from our balance sheet.

Telogia

The Company completed the sale of the Telogia plant during February 2009. See Note 5 — “Discontinued Operations” for additional information.

Ming Yang

On October 28, 2009 we sold our equity ownership interest in Guangdong MingYang Wind Power Technology Co., Ltd. for $9.1 million, resulting in a gain of $1.5 million.

Wheatland Wind Power Project

During December 2009, we abandoned the assets and our interests in Wheatland Wind Power, LLC (“Wheatland”) resulting in a loss on asset abandonment of $918 thousand. See Note 5 — Discontinued Operations for more information.

Ocotillo Wind Project

On July 30, 2009 we sold our interest in the Ocotillo Wind Project for $250 thousand plus future consideration of $750 thousand with an additional $25 thousand per MW of the nameplate capacity of the WTG’s installed less the amount previously paid. The $250 thousand was subject to and contingent upon the receipt of regulatory approval, which was granted in October 2009. We received an additional $250 thousand in contingent consideration during September of 2010. Based on the sale agreement, we are to receive an additional $500 thousand in consideration in September 2011. The future consideration is contingent upon the project developer achieving success with the development, and any future sale proceeds will be recognized at that time. The Company has been notified that it is their intent to begin construction on this project in 2011 and it is anticipated that the Company will receive approximately $4.8 million in additional consideration during 2011.